PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment
A summary of property, plant and equipment is as follows:

	June 30,
	2022	2023
Buildings	$70,944	$66,681
Machinery	15,619	14,487
Software	20,293	19,943
Vehicles	4,717	4,822
Electronic and other equipment	45,512	41,426
Construction in progress	27,213	69,745

	$184,298	$217,104
Less: Accumulated depreciation and impairment	(86,049)	(82,478)

	$98,249	$134,626

Schedule of Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2022	2023
Buildings leased to others – at original cost	$22,664	$20,898
Less: Accumulated depreciation	(8,044)	(7,886)

Buildings leased to others – net	$14,620	$13,012